Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Under Estimated Useful Life	Dec. 31, 2023
Machinery equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Machinery equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	8 years
Other equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Other equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	8 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	Over the shorter of lease term or the estimated useful lives of the assets